Post-employment benefits for associates - Healthcare cost trend rate assumptions used for other post-employment benefits (Details) - Other post-employment benefit plans [member]	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Healthcare cost trend rate assumed for next year	6.20%	6.50%	7.00%
Rate to which the cost trend rate is assumed to decline	4.50%	4.50%	4.50%